Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Impact Shares Women's Empowerment ETF
Shareholder Report [Line Items]
Fund Name	Impact Shares Women's Empowerment ETF
Class Name	Impact Shares Women's Empowerment ETF
Trading Symbol	WOMN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impact Shares Women's Empowerment ETF (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.impactetfs.org. You can also request this information by contacting us at (844) 954‑7733 or by writing to the Impact Shares Women's Empowerment ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 954‑7733
Additional Information Website	www.impactetfs.org
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Shares Women's Empowerment ETF	$39	0.75%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%
Net Assets	$ 67,401,000
Holdings Count | Holdings	203
Advisory Fees Paid, Amount	$ 240,740
Investment Company, Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Size (Thousands)	$67,401
Number of Holdings	203
Total Advisory Fee	$240,740
Portfolio Turnover Rate	37%

Holdings [Text Block]	Sector Type - Investments (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of December 31, 2025)

Top Ten Holdings	(% of total net assets)
Alphabet, Inc. - Class A	4.9
Microsoft Corp.	4.9
NVIDIA Corp.	3.8
JPMorgan Chase & Co.	3.5
Cisco Systems Inc.	2.7
International Business Machines Corp.	2.5
Visa, Inc. - Class A	2.5
Exxon Mobil Corp.	2.1
Verizon Communications, Inc.	2.0
Salesforce, Inc.	2.0

Impact Shares NAACP Minority Empowerment ETF
Shareholder Report [Line Items]
Fund Name	Impact Shares NAACP Minority Empowerment ETF
Class Name	Impact Shares NAACP Minority Empowerment ETF
Trading Symbol	NACP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Impact Shares NAACP Minority Empowerment ETF (the "Fund") for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.impactetfs.org. You can also request this information by contacting us at (844) 954-7733 or by writing to the Impact Shares NAACP Minority Empowerment ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 954-7733
Additional Information Website	www.impactetfs.org
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Shares NAACP Minority Empowerment ETF	$26	0.49%

Costs paid as a percentage of investment are annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.49%
Net Assets	$ 62,130,000
Holdings Count | Holdings	202
Advisory Fees Paid, Amount	$ 139,552
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
Fund Size (Thousands)	$62,130
Number of Holdings	202
Total Advisory Fee	$139,552
Portfolio Turnover Rate	21%

Holdings [Text Block]	Sector Type - Investments (% of Total Net Assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of December 31, 2025)

Top Ten Holdings	(% of total net assets)
Amazon.com, Inc.	5.3
NVIDIA Corp.	5.1
Tesla Inc.	4.9
Microsoft Corp.	4.8
Alphabet, Inc. - Class A	4.5
Meta Platforms, Inc. - Class A	4.1
JPMorgan Chase & Co.	3.8
Advanced Micro Devices, Inc.	3.3
Micron Technology, Inc.	3.2
Oracle Corp.	2.8